Intangible Assets (Schedule Of Future Amortization Expense) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Abstract]
2022		$ 309
2023		278
2024		265
2025		226
2026		155
2027 and thereafter		552
Total	$ 1,562	$ 1,785	$ 2,170